UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22782

EGA Frontier Diversified Core Fund

(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011

(Address of principal executive offices) (Zip code)

Robert C. Holderith

155 West 19th Street, Floor 3
New York, NY 10011

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-888-800-4347

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGA Frontier Diversified Core Fund

June 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%
Bangladesh - 19.4%
Bangladesh Submarine Cable Co., Ltd.	15,850	$27,002
BSRM Steels, Ltd.	2,800	2,650
GrameenPhone, Ltd.	6,500	27,554
Lafarge Surma Cement, Ltd.	18,500	28,092
MJL Bangladesh, Ltd.	20,500	28,572
Olympic Industries, Ltd.	6,160	18,597
Renata, Ltd.	200	2,569
Shahjibazar Power Co., Ltd.	14,000	27,055
Square Pharmaceuticals, Ltd.	8,075	27,223
Total Bangladesh		189,314
Croatia - 1.0%
Hrvatski Telekom dd	429	9,724
Estonia - 0.4%
Olympic Entertainment Group AS	1,914	3,946
Jordan - 2.7%
Jordan Petroleum Refinery Co.	3,000	24,251
Jordan Phosphate Mines*	228	1,894
Total Jordan		26,145
Kenya - 5.4%
ARM Cement, Ltd.	2,200	1,662
East African Breweries, Ltd.	8,225	25,193
Safaricom, Ltd.	158,631	26,292
Total Kenya		53,147
Mauritius - 2.4%
MCB Group, Ltd.	3,550	22,042
New Mauritius Hotels, Ltd. *	4,000	2,346
Total Mauritius		24,388
Morocco - 5.8%
Attijariwafa Bank	750	26,978
Maroc Telecom	2,400	26,590
Taqa Morocco	75	3,893
Total Morocco		57,461
Nigeria - 10.6%
Dangote Cement PLC	24,200	21,901
GlaxoSmithKline Consumer Nigeria PLC	8,600	1,902
Nigerian Breweries PLC	39,132	29,507
Oando PLC	321,335	25,364
Zenith Bank PLC	263,729	25,524
Total Nigeria		104,198
Oman - 5.6%
Bank Muscat SAOG	20,238	28,915
Oman Telecommunications Co. SAOG	6,050	27,268
Total Oman		56,183
Qatar - 19.8%
Al Meera Consumer Goods Co. QSC	400	27,760
Barwa Real Estate Co.	2,000	29,110
Gulf International Services QSC	1,181	25,947
Industries Qatar QSC	659	26,061
Medicare Group	39	2,004
Qatar Electricity & Water Co.	461	28,866
Qatar Fuel Co. QSC	580	27,222
Vodafone Qatar QSC # * §	6,316	28,534
Total Qatar		195,504
Romania - 5.0%
Societatea Comerciala de Distributie si Furnizare a Energiei Elect- Electrica SA*	6,400	19,714
Societatea Nationala de Gaze Naturale ROMGAZ SA*	3,301	29,897
Total Romania		49,611
Slovenia - 1.9%
Krka dd Novo mesto	262	18,975
Sri Lanka - 2.7%
John Keells Holdings PLC	17,760	27,065
Tunisia - 0.1%
One Tech Holding	350	1,290
Vietnam - 17.0%
FLC Group JSC*	62,500	24,613
HAGL JSC*	33,543	29,183
Hoa Phat Group JSC	21,000	27,790
Hoa Sen Group	1,300	2,530
PetroVietnam Drilling And Well Services JSC	10,900	26,204
PetroVietnam Fertilizer & Chemicals JSC	18,750	25,500
PetroVietnam General Services JSC*	28,857	22,860
Vinh Son - Song Hinh Hydropower JSC	16,500	10,124
Total Vietnam		168,804
TOTAL COMMON STOCKS
(Cost: $1,002,594)		985,755
CONVERTIBLE BOND - 0.1%
Oman - 0.1%
Bank Muscat SAOG, 3.50%, 3/19/18 # §
(Cost: $–)	$2,863	744
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $1,002,594)		986,499
Other Assets in Excess of Liabilities - 0.1%		692
Net Assets- 100.0%		$987,191

*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGA Frontier Diversified Core Fund

June 30, 2015 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$34,236	3.5%
Consumer Goods	130,240	13.2
Consumer Services	56,374	5.7
Financials	157,926	15.9
Health Care	52,673	5.3
Industrials	130,909	13.3
Oil & Gas	160,235	16.2
Technology	28,292	2.9
Telecommunications	145,962	14.8
Utilities	89,652	9.1
Total Investments	986,499	99.9
Other Assets in Excess of Liabilities	692	0.1
Net Assets	$987,191	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent Prospectus and Statement of Additional Information.

The subcategories within this schedule of investments depict country of risk and may not depict the same countries disclosed in certain marketing materials.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2015, federal tax cost of investments and net unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost of Investments*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGA Frontier Diversified Core Fund	$1,003,289	$52,179	$(68,969)	$(16,790)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Common Stocks		Convertible Bond	Total
EGA Frontier Diversified Core Fund*	$985,755	$—	$744	$986,499

* Please refer to the Schedule of Investments to view securities segregated by country.

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended June 30, 2015:

Balance as of March 31, 2015	$744
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—
Balance as of June 30, 2015	$744
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015 is:	$—

[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment of the availability of other significant observable inputs.

[2]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Trust’s Valuation Committee (the “Committee”) performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EGA Frontier Diversified Core Fund

By (Signature and Title)* /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date August 21, 2015

By (Signature and Title)* /s/ Susan M. Ciccarone

Susan M. Ciccarone, Chief Financial Officer

(principal financial officer)

Date August 21, 2015

* Print the name and title of each signing officer under his or her signature.